Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Insurance reserves	$ 1,235,687	$ 2,351,754
Deferred Tax Assets, Investments	354,538	0
Net unrealized loss on securities	481,989	0
Other	2,801	2,895
Deferred tax assets	2,075,015	2,354,649
Deferred tax liabilities:
Deferred policy acquisition cost	954,953	1,044,951
Deferred sales inducements	80,116	87,070
Net unrealized gain on securities	0	114,459
Investments	0	135,128
Deferred tax liabilities	1,035,069	1,381,608
Net deferred tax asset	$ 1,039,946	$ 973,041